Note 13 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
Grant Date	Number of Shares	Issued to	Vesting Period (according to the way stock-based compensation is expensed)
December 21, 2009	30,000	New Non-Executive Directors	proportionately over a period of 5 years
December 21, 2009	50,000	CEO	on the grant date
October 29, 2010	24,999	Officer	15 equal monthly installments (1st vesting on the grant date)
October 29, 2010	49,999	Officer	15 equal monthly installments (1st vesting on the grant date)
December 2, 2010	50,000	CEO	on the grant date
December 1, 2011	50,000	CEO	on the grant date
February 12, 2013	50,000	CEO	on the grant date
September 26, 2013	50,000	Officer	on the grant date
September 26, 2013	40,000	Officer	on the grant date
December 18, 2013	50,000	CEO	on the grant date

Schedule of Nonvested Share Activity [Table Text Block]
	Non-vested Shares	Weighted average grant date fair value
As of January 1, 2013	154,744	$52.25
Granted and issued shares	140,000	$1.52
Granted and non issued shares	50, 000	$1.60
Vested	(197,500)	$3.41
As of December 31, 2013	147,244	$52.32